Convertible Preferred Stock and Preferred Stock Warrants - Schedule (Details) - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)				0				31,557,107
Convertible preferred stock, issued (shares)				0				31,557,107
Convertible preferred stock, outstanding (shares)	0	0	0	0	0	31,557,107	31,557,107	31,557,107	24,445,555	15,671,730
Convertible preferred stock, carrying value	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 480.2	$ 480.2	$ 480.2	$ 180.8	$ 60.4
Convertible preferred stock, liquidation preference				$ 0.0				$ 480.8
Convertible preferred stock, common stock issuable upon conversion (shares)								31,557,107
Series Seed Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)								7,905,140
Convertible preferred stock, issued (shares)								7,905,140
Convertible preferred stock, outstanding (shares)								7,905,140
Convertible preferred stock, carrying value								$ 12.9
Convertible preferred stock, liquidation preference								$ 13.0
Convertible preferred stock, common stock issuable upon conversion (shares)								7,905,140
Series A Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)								3,328,774
Convertible preferred stock, issued (shares)								3,328,774
Convertible preferred stock, outstanding (shares)								3,328,774
Convertible preferred stock, carrying value								$ 14.0
Convertible preferred stock, liquidation preference								$ 13.6
Convertible preferred stock, common stock issuable upon conversion (shares)								3,328,774
Series B Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)								4,511,417
Convertible preferred stock, issued (shares)								4,511,417
Convertible preferred stock, outstanding (shares)								4,511,417
Convertible preferred stock, carrying value								$ 34.1
Convertible preferred stock, liquidation preference								$ 34.1
Convertible preferred stock, common stock issuable upon conversion (shares)								4,511,417
Series C Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)								8,703,846
Convertible preferred stock, issued (shares)								8,703,846
Convertible preferred stock, outstanding (shares)								8,703,846
Convertible preferred stock, carrying value								$ 119.8
Convertible preferred stock, liquidation preference								$ 120.1
Convertible preferred stock, common stock issuable upon conversion (shares)								8,703,846
Series D Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)								7,107,930
Convertible preferred stock, issued (shares)								7,107,930
Convertible preferred stock, outstanding (shares)								7,107,930
Convertible preferred stock, carrying value								$ 299.4
Convertible preferred stock, liquidation preference								$ 300.0
Convertible preferred stock, common stock issuable upon conversion (shares)								7,107,930